CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands		Total	Accumulated Other Comprehensive Income/ (loss)	Total before Non-controlling interest	Non-controlling Interest	General Partner Units and IDRs [1]	Common Units	Common Units Total before Non-controlling interest	Common Units Limited Partner	Subordinated Units	Subordinated Units Limited Partner	Preferred Units	Preferred Units Total before Non-controlling interest	Preferred Units Limited Partner
Balance at beginning of the period at Dec. 31, 2014		$ 601,739	$ (2,086)	$ 534,121	$ 67,618	$ 33,320			$ 490,824		$ 12,063
Increase (Decrease) in Partners' Capital
Net income		172,683		162,136	10,547	18,469			106,476	$ 37,191	37,191
Cash distributions	[2]	(152,898)		(152,898)		(11,496)			(104,797)		(36,605)
Non-controlling interest dividends		(11,400)			(11,400)
Other comprehensive income (loss)		(7,639)	(7,639)	(7,639)
Common units repurchased and canceled		(5,970)		(5,970)					(5,970)
Balance at end of the period at Dec. 31, 2015		596,515	(9,725)	529,750	66,765	40,293			486,533		12,649
Increase (Decrease) in Partners' Capital
Net income		185,742		172,171	13,571	23,135			139,948	9,088	9,088
Cash distributions	[2]	(154,668)		(154,668)		(11,846)			(124,400)		(18,422)
Non-controlling interest dividends		(12,360)			(12,360)
Other comprehensive income (loss)		4,672	4,672	4,672
Common units repurchased and canceled		(495)		(495)					(495)
Conversion of subordinated units									3,315		(3,315)
Grant of unit options		23		23					23
Exchange of IDRs (see note 28)		(15,000)		(15,000)		(640)			(14,360)
Balance at end of the period at Dec. 31, 2016		604,429	(5,053)	536,453	67,976	50,942			490,564
Increase (Decrease) in Partners' Capital
Net income		144,848		129,280	15,568	2,544			124,656	$ 0				$ 2,080
Cash distributions	[2]	(163,141)		(163,141)		(3,221)			(157,840)					(2,080)
Non-controlling interest dividends		(7,000)			(7,000)
Other comprehensive income (loss)		5,079	5,079	5,079
Net proceeds from issuance of common units						2,214	$ 122,116	$ 122,116	119,902			$ 132,991	$ 132,991	132,991
Conversion of earn-out units		8,041		8,041		121			7,920
Grant of unit options		238		238					238
Balance at end of the period at Dec. 31, 2017		$ 847,601	$ 26	$ 771,057	$ 76,544	$ 52,600			$ 585,440		$ 0			$ 132,991

[1]	As of December 31, 2017, the carrying value of the equity attributable to the IDR holders was $32.5 million (2016: $32.5 million)
[2]	This includes cash distributions to IDR holders for the years ended December 31, 2017, 2016 and 2015 of $nil, $8.8 million and $8.7 million, respectively. In addition it includes accrued distributions to Series A Preferred Unitholders for the period from issuance (October 31, 2017) to December 31, 2017.